Interests in Other Entities - Schedule of Interests in Other Entities (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Investments accounted for using equity method [abstract]
Joint Ventures	£ 201	£ 172
Total	£ 201	£ 172